Other (Expense)/Income, Net - Schedule of Other (Expense)/Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Expenses [Abstract]
Foreign exchange losses, net	$ (470)	$ (514)	$ (2,519)
Government grants (note)	948	1,120	935
Gains on disposal of property and equipment, net	80	203	215
Fair value (losses)/gains on other investments	1,091	(2,748)	(12,958)
Others	446	439	62
Total	$ 2,095	$ (1,500)	$ (14,265)